Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 11,520	₩ 12,957